Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Selling and Administrative Expenses
7. SELLING AND ADMINISTRATIVE EXPENSES

	2019	2018	2017
Managers and directors compensation and fees	237,173	157,223	200,343
Fees and compensation for services	201,971	219,683	136,931
Salaries, wages and social security contributions	868,805	887,329	955,067
Transport and travelling expenses	44,033	43,173	45,611
Data processing	57,106	52,259	31,515
Advertising expenses	65,525	68,105	74,393
Taxes, contributions and commissions	732,114	845,531	933,579
Depreciation and amortizations	169,759	97,049	65,707
Preservation and maintenance costs	13,598	13,508	17,034
Communications	28,433	28,841	21,652
Leases	19,212	69,437	41,090
Employee benefits	33,374	45,654	48,577
Water, natural gas and energy services	4,973	4,501	2,487
Freight	276,339	319,291	364,799
Insurance	43,342	41,711	17,726
Allowance for doubtful accounts	47,959	8,326	(1,594)
Security	6,241	6,392	6,071
Others	54,458	67,229	68,085

Total	2,904,415	2,975,242	3,029,073